UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 15, 2004
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 27
Form 13F Information Table Value Total:  $586,640
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AFFILIATED MANAGERS GROUP INC		COM	008252108	 39,885 588800	SH		SOLE		588800
AMERICREDIT CORP			COM	03060R101	 30,061 1229502	SH		SOLE		1229502
AMERITRADE HOLDING CORP			COM	03074K100	 9,641 	678000	SH		SOLE		678000
BANKATLANTIC BANCORP INC-CL A		COM	065908501	 3,641 	182950	SH		SOLE		182950
BOSTON PRIVATE FINANCIAL HLDGS		COM	101119105	 7,834 	278100	SH		SOLE		278100
BRISTOL WEST HOLDINGS INC		COM	11037M105	 406 	20300	SH		SOLE		20300
CAPITAL ONE FINANCIAL CORP		COM	14040H105	 74,475 884400	SH		SOLE		884400
COMMERCE BANCORP INC - N.J.		COM	200519106	 49,768 772800	SH		SOLE		772800
COMPUCREDIT CORP			COM	20478N100	 2,734 	100000	SH		SOLE		100000
CORUS BANKSHARES INC			COM	220873103	 6,227 	129700	SH		SOLE		129700
E-LOAN INC				COM	26861P107	 16,912 5003500	SH		SOLE		5003500
FIRST ACCEPTANCE CORP			COM	318457108	 896 	100000	SH		SOLE		100000
INVESTORS FINANCIAL SERVICES		COM	461915100	 74,773 1496050	SH		SOLE		1496050
IRWIN FINANCIAL CORP			COM	464119106	 3,975 	140000	SH		SOLE		140000
LEGG MASON INC				COM	524901105	 17,582 240000	SH		SOLE		240000
METRIS COMPANIES INC			COM	591598107	 69,823 5476325	SH	 	SOLE		5476325
MONEYGRAM INTERNATIONAL INC		COM	60935Y109	 16,156 764250	SH		SOLE		764250
MORGAN STANLEY DEAN WITTER		COM	617446448	 29,703 535000	SH		SOLE		535000
NETBANK INC				COM	640933107	 18,566 1783500	SH		SOLE		1783500
NOVASTAR FINANCIAL INC			COM	669947400	 17,276 349000	SH		SOLE		349000
PINNACLE FINL PARTNERS INC		COM	72346Q104	 968 	42800	SH		SOLE		42800
PORTFOLIO RECOVERY ASSOCIATES		COM	73640Q105	 34,994 848965	SH		SOLE		848965
PRIVATEBANCORP INC			COM	742962103	 738 	22900	SH		SOLE		22900
PROVIDIAN FINANCIAL CORP		COM	74406A102	 28,054 1703340	SH		SOLE		1703340
STATE STREET CORP			COM	857477103	 8,350 	170000	SH		SOLE		170000
UCBH HOLDINGS INC			COM	90262T308	 8,791 	191850	SH		SOLE		191850
WILLIS GROUP HOLDINGS LTD		COM	G96655108	 14,410 350000	SH		SOLE		350000


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